Correction of an Error	6 Months Ended
Nov. 30, 2016
Correction of an Error [Abstract]
CORRECTION OF AN ERROR

8. CORRECTION OF AN ERROR

On February 27, 2015 an Individual sale of $100,000 was erroneously recorded as part of a sale of $507,722.

In fact, this wasn’t correct, but an “Accounts Receivable” was set up for that amount and reduced by the $100,000.

Then on September 18, 2015, again a single sale of $35,100 was then erroneously recorded as part of the original $507,722 sale and the “Accounts Receivable” was reduced by $35,100 leaving a balance of $372,622.

These errors were discovered during the compilation of these financial statements for the period ending November 30, 2016, and corrected. Therefore there is no longer an “Accounts Receivable” and the above mentioned $135,100 has been recorded as sales income for the previous periods ended February 2015 and November 2015. The following table summarizes the changes as of May 31, 2016:

	As Previously Reported	Adjustment	As Restated

Accounts Receivable	$372,622	($372,622)	$—
Accounts Payable	$319,795	($319,070)	$725
Deferred Revenue	$507,722	($507,722)	$—
Accumulated Deficit	($649,241)	$454,170	($195,071)